HILLVIEW INVESTMENT TRUST II
                         Hillview Alpha Fund
                  Hillview International Alpha Fund

                    Supplement dated May 10, 2002
                               to
                  Prospectus dated November 1, 2001
       Supplemented on November 21, 2001, February 11, 2002,
                 February 12, 2002 and March 6, 2002
                               and
    Statement of Additional Information dated November 1, 2001
     Supplemented on February 11, 2002, February 12, 2002
                        and March 6, 2002

This supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information. It should be retained and read in conjunction with the Prospectus and Statement of Additional Information.


     On April 8, 2002 the shareholders of the Hillview Alpha
Fund and the Hillview International Alpha Fund, series of Hillview Investment Trust II ("Trust"), approved a new Management contract between the Trust and Hillview Capital Advisors, LLC. The new
Management Contract became effective April 8, 2002 and shall continue in effect for two years.



                 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE
                               REFERENCE